Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2013
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss
16. Accumulated other comprehensive loss:
The amounts in the accompanying balance sheets are analyzed as follows:

	Year ended December 31,
	December 31, 2012			December 31, 2013
	Attributable	Attributable	Total	Attributable	Attributable	Total
	to Dryships	to non		to Dryships	to non
	Inc.	controlling		Inc	controlling
		interest			interest

Cash flows hedges realized loss	$(10,130)	$(5,418)	$(15,548)	$(8,915)	$(6,083)	$(14,998)

Actuarial pension gain	955	512	1,467	2,853	1,949	4,802
Total	$(9,175)	$(4,906)	$(14,081)	$(6,062)	(4,134)	$(10,196)